Segment Information (Tables)	12 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Revenue and income from operations by operating segment

	Year Ended June 30,
	2014	2013	2012
Revenue:
Vistaprint Business Unit	$1,144,030	$1,091,900	$972,847
All Other Business Units	126,206	75,578	47,422
Total revenue	$1,270,236	$1,167,478	$1,020,269

	Year Ended June 30,
	2014	2013	2012
Income (loss) from operations:
Vistaprint Business Unit	$318,758	$250,171	$227,881
All Other Business Units	(17,930)	(14,921)	(6,345)
Corporate and global functions	(214,914)	(189,126)	(166,362)
Total income from operations	$85,914	$46,124	$55,174

Revenues and long-lived assets by geographic area
The following tables set forth long-lived assets by geographic area:

	June 30, 2014	June 30, 2013
Long-lived assets (3):
Netherlands	$106,918	$99,521
Canada	100,369	90,807
United States	49,037	35,943
Australia	35,367	36,774
Switzerland	31,201	4,522
Jamaica	25,431	26,730
Italy	20,356	—
Bermuda	7,570	14,667
India	6,958	4,429
Other	11,674	4,884
Total	$394,881	$318,277
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(3) Excludes goodwill of $317,187 and $140,893, intangible assets, net of $110,214 and $30,337, deferred tax assets of $8,762 and $581 and the investment in equity interests of $0 and $11,248 as of June 30, 2014 and 2013, respectively.
The following tables set forth revenues by geographic area and groups of similar products and services:

	Year Ended June 30,
	2014	2013	2012

United States	$653,216	$606,246	$515,584
Non-United States (1)	617,020	561,232	504,685
Total revenue	$1,270,236	$1,167,478	$1,020,269

Revenue from External Customers by Products and Services [Table Text Block]

	Year Ended June 30,
	2014	2013	2012

Physical printed products and other (2)	$1,189,905	$1,084,698	$951,097
Digital products/services	80,331	82,780	69,172
Total revenue	$1,270,236	$1,167,478	$1,020,269